Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2021
Basis of preparation of financial statements
Basis of preparation of financial statements

2. Basis of preparation of financial statements

The consolidated financial statements of the Company (“financial statements”) have been prepared and are presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). All relevant information from its own financial statements, and only this information, are presented and correspond to those used by the Company's Management.

The financial statements have been prepared on a historical cost basis and adjusted to reflect: (i) the fair value of certain financial assets and liabilities (including derivative instruments), as well as pension plans assets and (ii) assets impairment. Assets held for sale are measured at the lower of carrying amount and fair value less costs to sell.

As described in note 16, the coal segment is presented in these financial statements as a discontinued operation.

These financial statements were authorized for issue by the Board of Directors on February 24, 2022.

a) Principles for consolidation

The Company's financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including subsidiaries, associates and joint ventures, and the accounting policies applied in the preparation of the consolidated financial statements are described in note 15.

b) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The income statement and cash flows statements of the investees, with a different functional currency from the Parent Company, are translated into Brazilian real at the average monthly exchange rate, the assets and liabilities are translated at the final rate and the other equity items are translated at the historical rate. All monetary exchange differences are recognized in comprehensive income as “Translation adjustments”.

When a foreign operation is totally or partially disposed, the monetary exchange differences that were recorded in the stockholders’ equity are recognized in the income statement for the year.

The main exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average annual rate
	2021	2020	2019	2021	2020	2019
US Dollar ("US$")	5.5805	5.1967	4.0307	5.3956	5.1578	3.9461
Canadian dollar ("CAD")	4.3882	4.0771	3.1034	4.3042	3.8480	2.9746
Euro ("EUR")	6.3210	6.3779	4.5305	6.3784	5.8989	4.4159

c) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and judgment by management in applying the Company’s accounting policies. These estimates are based on experience, best knowledge, information available at the date of statement of financial position and other factors, including expectations of future events that are believed to be reasonable under normal circumstances. Changes in facts and circumstances may lead to the revision of these estimates. Actual future results may differ from estimates.

The impacts of the pandemic and the initiatives related to climate change, described in d) and e) below, were considered in the preparation of these financial statements and the key assumptions related to these topics were considered in the preparation of the critical accounting estimates that are applied in the Company’s long-term models.

The significant estimates and judgments applied by the Company in the preparation of these financial statements are as follows:

Note	Significant estimates and judgments
7	Streaming transactions
8	Deferred income taxes and uncertain tax positions
15	Consolidation
18	Mineral reserves and mines useful life
19	Impairment of assets
20	Fair values estimate
24	Liabilities related to Brumadinho
25	Liabilities related to associates and joint ventures
26	Provision for de-characterization of dam structures and asset retirement obligations
28	Litigation
29	Employee post-retirement obligations

d) COVID-19 impacts

A significant portion of the Company's revenue is derived from sales to customers in Asia and Europe, regions that have had their economic activities affected as a result of the COVID-19 pandemic. The Company also has an extensive logistics and supply chain, including several ports, distribution centers and suppliers that have operations in those affected regions.

The Company continues to monitor the impacts of the pandemic, including the effects on economic activity and on its financial statements. Despite several challenges imposed by the COVID-19, the effects of the pandemic have not significantly impacted the fair value of the Company's assets and liabilities to date. However, if the pandemic continues or increases in intensity in the regions where the Company operates, the financial condition or results of operations could still be negatively impacted.

The Company has pledged US$44 to support humanitarian aid programs in the communities where it operates, with special focus on Brazilian communities that have been more adversely affected by the pandemic. This amount was used to purchase medical supplies and equipment and were recognized as "Other operating expenses" in the income statement for the year ended December 31, 2021 (US$109 in the income statement for the year ended December 31, 2020).

e) Climate changes

The Company has made a commitment to reduce carbon emissions from its mining operations, in line with the Paris Agreement goal of limiting global warming to less than 2 °Celsius (35.6 °F).

The Company's strategy considers as main objectives: (i) 33% reduction by 2030 in emissions released into the atmosphere as a direct result of its operations (“scope 1”) and indirect emissions from electricity purchased by the Company (“scope 2”), already considering the increase in production levels projected for upcoming years; (ii) 100% of electricity consumption from a renewable matrix by 2030; (iii) 15% reduction by 2035 of indirect emissions not included in scope 2 (“scope 3”); and (iv) neutrality of scope 1 and 2 emissions by 2050.

To meet these objectives, the Company announced investments from US$4,000 to US$6,000 by 2030 to reduce scope 1 and 2 emissions through the implementation of low carbon technologies. Expenses disbursed will be accounted in the period when incurred.

The investment plan and the Company's strategy for the risk of climate change were assessed in the context of the Company's critical accounting judgments and main estimates. Future changes in this strategy or in the global scenario may affect the Company's main estimates. As a result, they may have a material impact on the income statement and on the carrying value of assets and liabilities of the Company's future financial statements.

f) Significant accounting policies

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2021, reporting periods or have not impacted these financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact on the entity in future reporting periods.

Significant accounting policies used in the preparation of these financial statements are disclosed in the respective notes and have been consistently applied to all years presented, except for the following:

f.i) IAS 21 - Effects of changes in exchange rates and conversion of financial statements

IAS 21 defines that exchange differences arising from transactions and balances of foreign operations are recognized and accumulated in equity until this operation is fully or partially disposed. The IFRS Interpretations Committee defined that “partial disposal” of investment can be interpreted as (i) reduction in the percentage of equity interest; or (ii) reduction in the absolute value of the investment through the reduction of the investee's capital, even if the investor’s percentage of ownership interest is not changed. Therefore, according to this interpretation, there is an accounting policy choice regarding the definition of partial disposal and, consequently, for the reclassification of cumulative translation adjustments in this context.

In 2021, Vale has determined its first capital return from a subsidiary, mainly due to the review of intragroup cash flows vis-à-vis the dividend policy in place and considering the profit reserves available for distribution to stockholders.

In December 2021, the Company approved a capital reduction in the amount of US$3,000 of VISA, a wholly-owned foreign subsidiary (note 15). The amount received in December 2021 was determined as a return of the Company’s investment in VISA, which led to a reduction in the investment held by the Parent Company.

Following this new transaction, Vale concluded that capital reductions in foreign operations will be better reflected in its financial statements through the application of the absolute value approach, as described in ii) above.

Therefore, the return of capital was determined as a partial disposal and, in accordance with the requirements of IAS 21, the exchange differences recorded in the stockholders’ equity were reclassified to the income statement in the same proportion as the reduction in the net investment held in VISA, leading to a gain of US$2,413 presented as “Other financial items, net” (note 6). The remaining balance of cumulative translation adjustments of VISA represents US$6,243 as at December 31, 2021.

f.ii) IFRS 2 - Share-based payment

IFRS 2 defines that the accounting for share-based payments depends on the form of settlement of the plans, which can be “cash-settled” or “equity-settled”. When a plan is settled in cash, the payment obligation to the employee is recognized as a liability, which is updated to fair value recognized in the income statement at each reporting date and on the settlement date of the obligation. When the plan is settled with equity instruments, the fair value of the plan is calculated only on the grant date of the benefit and the fair value of the plan is recognized in the income statement for the year on a straight-line basis to equity over the period of service required.

Until December 2020, the long-term incentive programs for the Company's executives, were recorded as liabilities based on the practice adopted by the Company to settle its obligation related to these programs with cash payment instead of Vale’s stocks for its executives.

On April 30, 2021, the modification of the Regulation of the Performance Share Unit program (“PSU”) was approved at the Ordinary and Extraordinary Annual General Meeting (“date of modification”), enabling the use of treasury shares of the Company to settle the obligation. Thus, the plans started to be treated as “settled with equity instruments” and their fair value was remeasured on the modification date. The effects of this change are detailed in note 29.